Goodwill, Trademarks and Intangible Assets - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Goodwill, Gross [Roll Forward]
Balance at beginning of period	$ 552,274		$ 550,495
Business disposal	(1,779)
Balance at end of period	550,495	552,274	550,495
Accumulated Impairment [Roll Forward]
Balance at beginning of period	(534,179)		(532,400)
Impairment charges		(2,000)
Business disposal	(1,779)
Balance at end of period	(532,400)	(534,179)	(532,400)
Goodwill [Roll Forward]
Balance at beginning of period	18,095		18,095
Impairment charges		(2,000)
Balance at end of period	18,095	18,095	18,095
Goodwill
Goodwill, Gross [Roll Forward]
Business disposal	0
Accumulated Impairment [Roll Forward]
Business disposal	$ 0